INVENTORIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
INVENTORIES

	December 31, 2018	December 31, 2017
Finished goods	$60.7	$52.8
Ore stockpiles	27.3	5.0
Mine supplies	186.7	142.2
	274.7	200.0
Non-current ore stockpiles	202.9	177.6
	$477.6	$377.6

For the year ended December 31, 2018, the Company recognized a net realizable value write-down in finished goods and ore stockpiles amounting to $1.0 million (December 31, 2017 - $4.2 million).
For the year ended December 31, 2018, the Company recognized a write-down in mine supplies inventories amounting to $3.9 million (December 31, 2017 - $10.0 million).
For the year ended December 31, 2018, $nil was recognized in Cost of sales for costs relating to operating below normal capacity at Westwood (December 31, 2017 - $0.7 million).